Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of segment reporting
	For the Six Months Ended June 30, 2021 (Unaudited)
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$681	$330,107	$330,788
Commission and fee income on guarantee services, net	369	175,965	176,334
Total interest and fee income	423,692	840,347	1,270,039
Net loss from operation	$(305,055)	$(23,904)	$(328,959)
Depreciation and amortization	$(135)	$(539,192)	$(539,327)
Income tax (expenses) benefits	$66,112	$(53,044)	$13,068
Segment loss	$(386,275)	$(74,122)	$(460,397)
Segment assets as of June 30, 2021	$10,763,084	$54,080,420	$64,843,504

	For the Six Months Ended June 30, 2020 (Unaudited)
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$4,283	$649,587	$653,870
Commission and fee income on guarantee services, net	-	225,560	225,560
Total interest and fee income	11,454	1,120,931	1,132,385
Net (loss) income from operation	$(1,102,308)	$675,651	$(426,657)
Depreciation and amortization	$(13,899)	$(543,737)	$(557,636)
Income tax (expenses) benefits	$(277,826)	$873,086	$595,260
Segment (loss) profit	$(1,382,116)	$1,556,523	$174,407
Segment assets as of June 30, 2020	$729,621	$51,062,553	$58,355,174